Average Annual Total Returns - Invesco Russell 1000 Enhanced Equal Weight ETF	ETF Inception Date	ETF 1 Year	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Russell 1000® Enhanced Value Equal Weight Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Enhanced Value Equal Weight Index (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Jul. 13, 2017	27.96%	9.93%	27.44%	9.41%	16.84%	7.62%	28.37%	10.22%	31.43%	13.93%